Derivative Warrant Liabilities - Schedule of Fair Value Assumption (Details) (10-K)	9 Months Ended	12 Months Ended
	Sep. 30, 2018 $ / shares	Dec. 31, 2017 $ / shares [1]	Dec. 31, 2016 $ / shares [1]
Series A (2016) [Member]
Share price		$ 15.1	$ 90.5
Series A (2016) [Member] | Measurement Input, Exercise Price [Member]
Fair value assumption, price		$ 40.07	$ 0.40
Series A (2016) [Member] | Measurement Input Price Volatility [Member]
Fair value assumption, percentage		0.60	3.80
Series A (2016) [Member] | Measurement Input Risk Free Interest Rate [Member]
Fair value assumption, percentage		0.0124	0.0085
Series A (2016) [Member] | Measurement Input, Expected Dividend Rate [Member]
Fair value assumption, percentage			0.00
Series A (2016) [Member] | Measurement Input, Expected Term [Member]
Fair value assumption expected life of up to (years)	0 years	2 months 30 days	1 year 2 months 12 days
Series B (2016) [Member]
Share price	$ 7.52	$ 15.1	$ 90.5
Series B (2016) [Member] | Measurement Input, Exercise Price [Member]
Fair value assumption, price	$ 40.07	$ 40.07	$ 0.40
Series B (2016) [Member] | Measurement Input Price Volatility [Member]
Fair value assumption, percentage	0.849	1.19	3.80
Series B (2016) [Member] | Measurement Input Risk Free Interest Rate [Member]
Fair value assumption, percentage	0.0239	0.0189	0.0193
Series B (2016) [Member] | Measurement Input, Expected Dividend Rate [Member]
Fair value assumption, percentage			0.00
Series B (2016) [Member] | Measurement Input, Expected Term [Member]
Fair value assumption expected life of up to (years)	3 years 6 months	4 years 2 months 30 days	5 years 2 months 12 days

[1]	December 31 2017 and 2016 options data represents the number of shares adjusted to retroactively reflect the 1:15 Reverse Split effected on September 4, 2018.